SCHEDULE OF BLACK SCHOLES VALUATION MODELS OF WARRANT LIABILITIES AND INVESTMENT OPTIONS (Details)		12 Months Ended
	Jul. 26, 2022 $ / shares shares	Dec. 31, 2023 $ / shares shares	May 05, 2022 USD ($)	Feb. 15, 2022 $ / shares shares
Initial Measurement [Member] | Derivative Liability May 2022 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Principal | $			$ 1,000,000
Initial Measurement [Member] | Wainwright Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Value (per share)	$ 54.00
Investment option term	5 years
Number of investment options | shares	4,667
Initial Measurement [Member] | R D Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Value (per share)	$ 61.05
Investment option term	5 years 6 months
Number of investment options | shares	25,000
Initial Measurement [Member] | Pipe Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Value (per share)	$ 61.05
Investment option term	5 years 6 months
Number of investment options | shares	41,667
Initial Measurement [Member] | Measurement Input, Share Price [Member] | Wainwright Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, stock price	$ 94.95
Investment, exercise price	150.00
Initial Measurement [Member] | Measurement Input, Share Price [Member] | R D Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, stock price	94.95
Investment, exercise price	116.70
Initial Measurement [Member] | Measurement Input, Share Price [Member] | Pipe Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, stock price	94.95
Investment, exercise price	$ 116.70
Initial Measurement [Member] | Measurement Input, Expected Dividend Rate [Member] | Derivative Liability May 2022 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market rate			5.0
Initial Measurement [Member] | Measurement Input, Expected Dividend Rate [Member] | Wainwright Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input
Initial Measurement [Member] | Measurement Input, Expected Dividend Rate [Member] | R D Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input
Initial Measurement [Member] | Measurement Input, Expected Dividend Rate [Member] | Pipe Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input
Initial Measurement [Member] | Measurement Input, Option Volatility [Member] | Wainwright Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input	80.0
Initial Measurement [Member] | Measurement Input, Option Volatility [Member] | R D Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input	80.0
Initial Measurement [Member] | Measurement Input, Option Volatility [Member] | Pipe Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input	80.0
Initial Measurement [Member] | Measurement Input, Risk Free Interest Rate [Member] | Wainwright Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input	2.9
Initial Measurement [Member] | Measurement Input, Risk Free Interest Rate [Member] | R D Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input	2.9
Initial Measurement [Member] | Measurement Input, Risk Free Interest Rate [Member] | Pipe Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input	2.9
Initial Measurement [Member] | Measurement Input Market Rate [Member] | Derivative Liability May 2022 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market rate			4.4
Initial Measurement [Member] | February Twenty Twenty Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment option term				5 years
Warrants, number of warrants | shares				30,667
Value (per share)				$ 120.00
Initial Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input				236.25
Initial Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input				$ 412.50
Initial Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input
Initial Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				74.1
Initial Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				1.9
Initial Measurement [Member] | February 2022 Post-Modification Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment option term	5 years 6 months
Warrants, number of warrants | shares	8,134
Value (per share)	$ 61.05
Initial Measurement [Member] | February 2022 Post-Modification Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	94.95
Initial Measurement [Member] | February 2022 Post-Modification Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	$ 116.70
Initial Measurement [Member] | February 2022 Post-Modification Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input
Initial Measurement [Member] | February 2022 Post-Modification Warrants [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	80.0
Initial Measurement [Member] | February 2022 Post-Modification Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	2.9
Subsequent Measurement [Member] | HC Wainwright and Co LLC Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Value (per share)		$ 5.10
Investment option term		3 years 7 months 6 days
Number of investment options | shares		4,667
Subsequent Measurement [Member] | Measurement Input, Share Price [Member] | HC Wainwright and Co LLC Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, stock price		$ 19.50
Investment, exercise price		$ 150.00
Subsequent Measurement [Member] | Measurement Input, Expected Dividend Rate [Member] | HC Wainwright and Co LLC Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input
Subsequent Measurement [Member] | Measurement Input, Option Volatility [Member] | HC Wainwright and Co LLC Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input		94.0
Subsequent Measurement [Member] | Measurement Input, Risk Free Interest Rate [Member] | HC Wainwright and Co LLC Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input		4.00
Subsequent Measurement [Member] | February Twenty Twenty Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment option term		3 years 1 month 6 days
Warrants, number of warrants | shares		22,534
Value (per share)		$ 1.20
Subsequent Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		19.50
Subsequent Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		$ 412.50
Subsequent Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input
Subsequent Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		87.0
Subsequent Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		4.00
Subsequent Measurement [Member] | January Twenty Twenty One Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment option term		2 years
Warrants, number of warrants | shares		2,429
Value (per share)		$ 0.00
Subsequent Measurement [Member] | January Twenty Twenty One Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		19.50
Subsequent Measurement [Member] | January Twenty Twenty One Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		$ 3,712.50
Subsequent Measurement [Member] | January Twenty Twenty One Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input
Subsequent Measurement [Member] | January Twenty Twenty One Warrants [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		89.0
Subsequent Measurement [Member] | January Twenty Twenty One Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		4.20
Subsequent Measurement [Member] | February Twenty Twenty One Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment option term		2 years 1 month 6 days
Warrants, number of warrants | shares		2,286
Value (per share)		$ 0.00
Subsequent Measurement [Member] | February Twenty Twenty One Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		19.50
Subsequent Measurement [Member] | February Twenty Twenty One Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		$ 3,675.00
Subsequent Measurement [Member] | February Twenty Twenty One Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input
Subsequent Measurement [Member] | February Twenty Twenty One Warrants [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		88.0
Subsequent Measurement [Member] | February Twenty Twenty One Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		4.20